Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2020
Risk Management and Financial Instruments
Risk Management and Financial Instruments

13.Risk Management and Financial Instruments

The Corporation’s objectives are to safeguard the Corporation’s ability to continue as a going concern in order to support the Corporation’s normal operating requirements, continue the exploration, evaluation and, if warranted, development of its mineral properties and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition. For financial assets measured at amortized cost, these assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

The Corporation’s financial instruments consist of cash and cash equivalents, receivables, trade and other payables, Convertible Notes, Convertible Note Derivative and warrant derivative. Cash and cash equivalents and trade and other receivables are classified as amortized cost under IFRS 9. The trade and other payables and convertible note are designated as other financial liabilities, which are measured at amortized cost. The Convertible Note Derivative and warrant derivatives are classified at fair value through profit or loss. The cash and cash equivalents, trade and other receivables, trade and other payables approximate their fair value due to their short-term nature.

The Corporation classified the fair value of the financial instruments according to the following fair value hierarchy based on the amount of observable inputs used to value the instruments:

The three levels of the fair value hierarchy are:

Level 1 –Values based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 –Values based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

Level 3 –Values based on prices or valuation techniques that are not based on observable market data.

At December 31, 2020 and December 31, 2019, the levels in the Fair Value hierarchy into which the Corporation’s financial assets and liabilities are measured and recognized on the balance sheet at fair value are categorized as follows:

			December 31,
			2020
	Level 1	Level 2	Level 3
Convertible Note Derivative (Note 9)	$—	$—	$26,060,446
Warrant Derivative (Note 7)	—	—	874,864
	$—	$—	$26,935,310

			December 31,
			2019
	Level 1	Level 2	Level 3
Convertible Note Derivative (Note 9)	$—	$—	$25,478,212
Warrant Derivative (Note 7)	—	—	274,723
	$—	$—	$25,752,935

The primary driver of the fair value of the Convertible Note Derivative and warrant derivative is the share price on valuation date. A five percent increase in the share price would increase the fair value of the Convertible Note Derivative by $1,791,854 and the fair value of the warrant derivative by $70,373. A five percent decrease in the share price would decrease the fair value of the Convertible Note Derivative by $1,791,854 and the fair value of the warrant derivative by $69,066.

Risk management is the responsibility of the Corporation’s management team, with oversight by the Board of Directors. The Corporation’s financial instrument risk exposures are summarized below:

a)	Credit Risk

The Corporation has no significant credit risk arising from operations. The Corporation’s credit risk is primarily attributable to cash and cash equivalents and receivables. The Corporation holds its cash with Canadian chartered banks and the risk of default is considered to be remote. The Corporation has minimal accounts receivable exposure, and its refundable credits are due from the Canadian government.

b)	Liquidity Risk

Liquidity risk is the risk that the Corporation will be unable to meet its financial obligations as they fall due. The Corporation’s approach to managing liquidity risk is to ensure it will have sufficient liquidity to meet liabilities when due. The Corporation’s trade and other payables are generally due within 30 days. As at December 31, 2020, no trade and other payables were past due.

c)	Foreign Currency Risk

The Corporation’s functional and reporting currency is the USD and major purchases are transacted in USD. The Corporation is exposed to the risk of changes in USD relative to the Canadian Dollar as a portion of the Corporation’s financial assets and liabilities are denominated in Canadian Dollars. The Corporation monitors this exposure but has no contractual hedge positions. Financial assets and liabilities denominated in Canadian Dollars are as follows, stated in USD:

	2020	2019
Cash and cash equivalents	$606,453	$676,296
Prepaids and other receivables	189,535	152,535
Trade and other payables	(600,225)	(263,229)
Lease liabilities	(71,015)	(108,255)
Warrant derivative	(874,864)	(274,723)
Convertible notes	(9,562,293)	(27,336,373)
Convertible note derivative	(26,060,446)	(25,478,212)
	$(36,372,855)	$(52,631,962)

A  five percent change in the US Dollar exchange rate to the Canadian Dollar would impact the Corporation’s earnings by $2,315,496 (2019 - $3,417,920).

During the year, the Corporation maintained a portion of its cash balance in Canadian Dollars. There is a risk that the Corporation’s cash balance be reduced on a fluctuation in the relevant exchange rate. The Corporation has a policy that all board approved expenditures be held in the currency they expect to be made in. Cash held in excess of board approved expenditures has been and will be actively managed by the Corporation’s management with consideration to the expected currency needs of the Corporation based on approved expenditures.